Trade and other payables (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Non-current
Other payables	$ 6.0	$ 5.2
Trade and other payables, non current	6.0	5.2
Current
Trade payables	207.6	232.9
Deferred revenue	75.4	64.9
Withholding tax payable	9.1	2.2
Payroll and other related statutory liabilities	28.2	42.8
VAT payables	27.5	30.0
Other payables	50.5	49.7
Trade and other payables	$ 398.3	$ 422.5